                                                                  OMB APPROVAL

                                                            OMB Number: 3235-006
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                                                            hours per form 24.60

                                                                 SEC USE ONLY


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31st, 2004.
                                                      -----------------

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)

--------------------------------------------------------------------------------

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

3160 National City Tower, 101 South Fifth Street, Louisville,   KY     40202
--------------------------------------------------------------------------------
Business Address                (Street)          (City)      (State)   (Zip)

Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

--------------------------------------------------------------------------------
           Intentional Misstatements or Omissions of Facts Constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamend-ed items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 23rd day of
April   , 2004 .


                                          TODD INVESTMENT ADVISORS, INC.
                                          --------------------------------------
                                            (Name of Institutional Investment
                                                        Manager)


                                                     Bosworth M. Todd
                                          --------------------------------------
                                             (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                               13f file No.:  Name:                 13f file No.:
----------------------------------  -------------  --------------------  --------------------------------------------
1.  Todd Investment Advisors, Inc.   28-834        6.
----------------------------------  -------------  --------------------  --------------------------------------------
2.                                                 7.
----------------------------------  -------------  --------------------  --------------------------------------------
3.                                                 8.
----------------------------------  -------------  --------------------  --------------------------------------------
4.                                                 9.
----------------------------------  -------------  --------------------  --------------------------------------------
5.                                                 10.
----------------------------------  -------------  --------------------  --------------------------------------------

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                             0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                      129
FORM 13F INFORMATION TABLE VALUE TOTAL:                                  2153051


LIST OF OTHER INCLUDED MANAGERS:

NO.                              13F FILE NUMBER                           NAME

                                                                  (SEC USE ONLY)

                                    FORM 13F

               Name of Reporting Manager Todd Investment Advisors


                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V     Other     Inst. V  (a)Sole (b)Shared (c) None
  --------------          -----    ------   -----    ------   --------  ----------     -------  --------- ------- --------- --------
3M CO                    Common  88579Y101   2528     30884                                                 25110               5774
ABBOTT LABS              Common  002824100   1329     32337                                                  9755              22582
AEGON N V                Common  007924103    187     14589                                                     0              14589
AGILENT TECHNOLOGIES INC Common  00846U101   8646    273335                                                     0             273335
ALCOA INC                Common  013817101    607     17485                                                 17485                  0
ALLERGAN INC             Common  018490102    210      2500                                                     0               2500
ALTRIA GROUP INC         Common  02209S103  43359    796316                                                265036             531280
AMERICAN EXPRESS CO      Common  025816109   1250     24114                                                 24114                  0
AMERICAN INTL GROUP INC  Common  026874107  11772    164991                                                 16817             148174
ANHEUSER BUSCH COS INC   Common  035229103  21878    428985                                                213970             215015
ANTHEM INC               Common  03674B104  88464    975997                                                255892             720105
APPLIED MATLS INC        Common  038222105  14083    660223                                                333983             326240
ARCHSTONE SMITH TR       Common  039583109   5012    169850                                                152200              17650
ASHLAND INC              Common  044204105    235      5052                                                  5052                  0
AT&T CORP                Common  001957505   2615    133600                                                133600                  0
AVON PRODS INC           Common  054303102    812     10700                                                  1500               9200
                                           202987

Page 2 of 9                                                       (SEC USE ONLY)

                                    FORM 13F
              Name of Reporting Manager  Todd Investment Advisors

                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V     Other     Inst. V   (a)Sole (b)Shared (c)None
  --------------          -----    ------   -----    ------   --------  ----------     -------  ----------- ------ --------- -------
BANK OF AMERICA         Common   060505104  73178    903656                                                310146            593510
BANK ONE CORP           Common   06423A103   1411     25877                                                 13404             12473
BELLSOUTH CORP          Common   079860102   1197     43242                                                 14790             28452
BEST BUY INC            Common   086516101  57465   1111080                                                384140            726940
BLOCK H & R INC         Common   093671105  29146    571157                                                250487            320670
BOEING CO               Common   097023105   1051     25600                                                 25600                 0
BP PLC                  Common   055622104  41614    812768                                                394002            418766
BRISTOL MYERS SQUIBB CO Common   110122108  20526    847132                                                304233            542899
BROWN FORMAN CL B       Common   115637209    524     11000                                                     0             11000
BURLINGTON RES INC      Common   122014103   1011     15895                                                 15895                 0
CAPITAL ONE FINL        Common   14040H105  11616    154000                                                     0            154000
CARDINAL HEALTH INC     Common   14149Y108  29269    424799                                                198312            226487
CATERPILLAR INC DEL     Common   149123101   1708     21600                                                 21600            325064
CHEVRONTEXACO CORP      Common   166764100  30430    346664                                                144029            202638
CINCINNATI FINL CORP    Common   172062101    387      8900                                                   200              8700
CISCO SYS INC           Common   17275R102  43148   1830613                                                723203           1107410
                                           343681

Page 3 of 9                                                (SEC USE ONLY)

                                    FORM 13F
              Name of Reporting Manager  Todd Investment Advisors

                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V     Other     Inst. V   (a)Sole (b)Shared (c)None
  --------------          -----    ------   -----    ------   --------  ----------    -------- ----------- ------- --------- -------
CITIGROUP INC           Common   172967101  73325   1418279                                                460099             958180
COCA COLA CO            Common   191216100   9878    196381                                                 31965             164416
COMPUTER ASSOC INTL INC Common   204912109   9018    335750                                                     0             335750
COMPUTER SCIENCES CORP  Common   205363104  31468    780260                                                270885             509375
CONOCOPHILLIPS          Common   20825C104  63284    906516                                                255274             651242
DELTA AIR LINES INC DEL Common   247361108   2111    266500                                                     0             266500
DISNEY WALT CO          Common   254687106   1002     40100                                                 32500               7600
DOMINION RES INC VA NEW Common   25746U109  43072    669859                                                214394             455465
DOVER CORP              Common   260003108    720     18580                                                 10180               8400
DOW CHEM CO             Common   260543103  24221    601328                                                270101             331227
DU PONT E I DE
NEMOURS &               Common   263534109   1209     28642                                                 24700               3942
DUKE ENERGY CORP        Common   264399106  12023    532000                                                     0             532000
DUKE REALTY CORP        Common   264411505   4894    140970                                                113160              27810
EASTMAN KODAK CO        Common   277461109    424     16200                                                 16200                  0
EMERSON ELEC CO         Common   291011104  37786    630602                                                185857             444745
ENGELHARD CORP          Common   292845104   8223    275100                                                  1500             273600
                                           322658

                                                                  (SEC USE ONLY)

                                    FORM 13F
              Name of Reporting Manager   Todd Investment Advisors

                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See        (a)     (b)     (c)
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V   Other     Inst. V      Sole   Shared   None
  --------------          -----    ------   -----    ------   --------  ----------   --------  ----------- ------  ------   ----
EQUITY OFFICE
PROPERTIES             Common    294741103   5608    194113                                                176256           17857
EQUITY RESIDENTIAL     Common    29476L107   3739    125252                                                113592           11660
EXXON MOBIL CORP       Common    30231G102   6400    153884                                                 53813          100071
FEDERAL REALTY
INVT TR                Common    313747206   7623    165000                                                     0          165000
FIRST DATA CORP        Common    319963104  38208    906253                                                295254          610999
FIRST INDUSTRIAL
REALTY                 Common    32054K103   5093    128930                                                111830           17100
FLEETBOSTON FINL CORP  Common    339030108    453     10090                                                  3890            6200
FLEXTRONICS INTL LTD   Common    Y2573F102   3759    219953                                                198065           21888
FORD MTR CO DEL        Common    345370860   6252    460688                                                 47213          413475
GANNETT INC            Common    364730101  18605    211090                                                    90          211000
GENERAL ELEC CO        Common    369604103  63168   2069715                                                663093         1406622
GENERAL MTRS CORP      Common    370442105    772     16390                                                 16390               0
HEINZ H J CO           Common    423074103  10881    291790                                                  3590          288200
HEWLETT PACKARD CO     Common    428236103  23411   1025020                                                 47095          977925
HILLENBRAND INDS INC   Common    431573104    245      3612                                                   500            3112
HOME DEPOT INC         Common    437076102  34853    932907                                                355472          577435
                                           229070

                                                                  (SEC USE ONLY)

                                    FORM 13F
              Name of Reporting Manager  Todd Investemnt Advisors

                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See       (a)    (b)     (c)
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V   Other     Inst. V     Sole   Shared   None
  --------------          -----    ------   -----    ------   --------  ----------   --------- ----------- -----  ------  -------
HONDA MOTOR LTD        Common    438128308   6544    282790                                                266245           16545
HONEYWELL INTL INC     Common    438516106   1936     57182                                                 42152           15030
HSBC HLDGS PLC         Common    404280406  10005    133750                                                     0          133750
INTEL CORP             Common    458140100   1100     40440                                                 31900            8540
INTERNATIONAL
BUSINESS M             Common    459200101   2759     30044                                                 22028            8016
INTL PAPER CO          Common    460146103   7256    171694                                                 16694          155000
J P MORGAN CHASE & CO  Common    46625H100  26054    621066                                                 16866          604200
JEFFERSON PILOT CORP   Common    475070108  13681    248703                                                 82803          165900
JOHNSON & JOHNSON      Common    478160104  20216    397775                                                 29765          368010
KENTUCKY BANCSHARES
INC                    Common    491203105    273      8400                                                  8400               0
KERR MCGEE CORP        Common    492386107  21316    413912                                                 93062          320850
KEYCORP NEW            Common    493267108    273      9000                                                  9000               0
KEYSPAN CORP           Common    49337W100  41339   1081604                                                307274          774330
KIMBERLY CLARK CORP    Common    494368103  77350   1225829                                                366969          858860
KOHLS CORP             Common    500255104  17711    366450                                                 15780          350670
LEXMARK INTL CL A      Common    529771107   1030     11200                                                 11200               0
                                           248843

                                                                  (SEC USE ONLY)

                                    FORM 13F
               Name of Reporting Manager  Todd Investment Advisor

                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See       (a)     (b)    (c)
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V   Other     Inst. V     Sole   Shared   None
  --------------          -----    ------   -----    ------   --------  ----------   --------- ----------- -----  ------  -------
LILLY ELI & CO          Common   532457108    367      5480                                                  5480               0
LUCENT TECHNOLOGIES
INC                     Common   549463107     49     12000                                                 12000               0
MACK CALI RLTY CORP     Common   554489104   2739     60985                                                 58585            2400
MARSH & MCLENNAN COS
INC                     Common   571748102    424      9157                                                  1157            8000
MBIA INC                Common   55262C100   9814    156531                                                 22869          133662
MBNA CORP               Common   55262L100  53156   1923863                                                645398         1278465
MCDONALDS CORP          Common   580135101  20709    724859                                                223329          501530
MCKESSON CORP           Common   58155Q103  18124    602331                                                299591          302740
MEDCO HEALTH
SOLUTIONS I             Common   58405U102   2558     75248                                                 16397           58851
MERCK & CO INC          Common   589331107  33827    765495                                                276525          488970
MGIC INVT CORP WIS      Common   552848103  35794    557283                                                217023          340260
MICROSOFT CORP          Common   594918104  79150   3174905                                                915325         2259580
NATIONAL CITY BANK      Common   635405103   2669     75021                                                  7865           67156
NORFOLK SOUTHERN CORP   Common   655844108    295     13358                                                  3775            9583
ORACLE CORP             Common   68389X105   4494    374502                                                351397           23105
PEPSICO INC             Common   713448108   1352     25105                                                 24405             700
                                           265521

Page 7 of 9                                                       (SEC USE ONLY)

                                    FORM 13F

               Name of Reporting Manager Todd Investment Advisors

                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See       (a)      (b)      (c)
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V   Other       Inst. V    Sole    Shared    None
  --------------          -----    ------   -----    ------   --------  ----------   --------- ----------- -------  ------  -------
PFIZER INC              Common   717081103  38269   1091847                                                420657             671190
PNC FINL SVCS GROUP
INC                     Common   693475105   9266    167202                                                150243              16959
PROCTER & GAMBLE CO     Common   742718109   3841     36626                                                 23078              13548
RAYTHEON CO             Common   755111507   8048    256800                                                   100             256700
REGIONS FINL CORP       Common   758940100  15959    437000                                                     0             437000
REYNOLDS R J TOB
HLDGS I                 Common   76182K105    732     12100                                                 12100                  0
ROYAL DUTCH PETE CO     Common   780257804  29921    628864                                                   300             628564
S Y BANCORP INC         Common   785060104    801     35748                                                 35748                  0
SARA LEE CORP           Common   803111103    942     43090                                                 10920              32170
SBC COMMUNICATIONS INC  Common   78387G103  38613   1573482                                                519591            1053891
SCHERING PLOUGH CORP    Common   806605101    400     24640                                                  4140              20500
SCHLUMBERGER LTD        Common   806857108   6607    103470                                                  2970             100500
SHERWIN WILLIAMS CO     Common   824348106    231      6000                                                     0               6000
SIMON PPTY GROUP INC
NEW                     Common   828806109   4556     77960                                                 65110              12850
SOUTHERN CO             Common   842587107    436     14300                                                  2300              12000
STATE STR CORP          Common   857477103    521     10000                                                     0              10000
                                           159143

Page 8 of 9                                                       (SEC USE ONLY)

                                    FORM 13F

               Name of Reporting Manager Todd Investment Advisors

                                                                         Item 6:                                  Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:  --------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-    See      (a)       (b)      (c)
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V   Other      Inst. V    Sole     Shared    None
  --------------          -----    ------   -----    ------   --------  ----------   --------- ---------  ------   -------   -------
SUNGARD DATA SYS INC    Common   867363103  21894    799060                                               185460              613600
TARGET CORP             Common   87612E110  80224   1781182                                               496862             1284320
TEE COMM ELECTRS INC    Common   87900H100      0     10000                                                    0               10000
UNION PAC CORP          Common   907818108  26989    451165                                               189005              262160
UNITED TECHNOLOGIES
CORP                    Common   913017109  64382    746027                                               260137              485890
UNOCAL CORP             Common   915289102  20281    544025                                               155025              389000
US BANCORP DEL          Common   902973304   1160     41958                                                26840               15118
UST INC                 Common   902911106   2478     68656                                                39506               29150
VERIZON COMMUNICATIONS  Common   92343V104  51858   1419213                                               368266             1050947
WACHOVIA CORP 2ND NEW   Common   929903102  43117    917270                                               112040              805230
WAL MART STORES INC     Common   931142103   2279     38175                                                25975               12200
WALGREEN CO             Common   931422109    427     12960                                                 3000                9960
WASHINGTON MUT INC      Common   939322103   2251     52700                                                51100                1600
WELLPOINT HEALTH
NETWORK                 Common   94973H108    699      6150                                                  500                5650
WELLS FARGO & CO NEW    Common   949746101  61762   1089855                                               336235              753620
WYETH                   Common   983024100    465     12390                                                 2925                9465
                                           380266

Page 9 of 9                                                       (SEC USE ONLY)

                                    FORM 13F

               Name of Reporting Manager Todd Investment Advisors


                                                                        Item 6:                                    Item 8:
                                                                   Investment Discretion                   Voting Authority (Shares)
                         Item 2:           Item 4:   Item 5:  --------------------------------   Item 7:   -------------------------
                          Title   Item 3:   Fair    Shares of          (b) Shared-              Managers
     Item 1:               of      CUSIP    Market Principal            As Defined (c) Shared-     See      (a)       (b)       (c)
  Name of Issuer          Class    Number   Value    Amount   (a) Sole  in Inst. V   Other       Inst. V    Sole     Shared     None
  --------------          -----    ------   -----    ------   --------  ---------- ----------- -----------  ----     ------     ----
XCEL ENERGY INC         Common   98389B100    882     49540                                                 49540                0

COMPANY TOTAL                      2153051